Employee benefit plans	6 Months Ended
Sep. 30, 2014
Employee benefit plans
Employee benefit plans

11. Employee benefit plans:

Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society.

Net periodic benefit cost

The net periodic benefit cost of the defined benefit plans includes the following components.

Japanese entities’ plans—

	Millions of yen
	Six months ended September 30
	2013	2014
Service cost	¥4,237	¥3,882
Interest cost	1,721	1,545
Expected return on plan assets	(2,486)	(2,866)
Amortization of net actuarial losses	1,336	1,063
Amortization of prior service cost	(574)	(573)

Net periodic benefit cost	¥4,234	¥3,051

	Millions of yen
	Three months ended September 30
	2013	2014
Service cost	¥2,070	¥1,945
Interest cost	861	772
Expected return on plan assets	(1,243)	(1,433)
Amortization of net actuarial losses	668	589
Amortization of prior service cost	(287)	(285)

Net periodic benefit cost	¥2,069	¥1,588

Nomura also recognized net periodic benefit cost of plans other than Japanese entities’ plans, which are not significant.